Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of components of lease expense
	Year Ended December 31, 2025	Year Ended December 31, 2024
Lease Cost
Operating lease cost (included in general and administrative in the Company’s statement of operations)	$36,382	$35,584

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the year ended December 31, 2025 and 2024	$37,078	$34,998
Weighted average remaining lease term – operating leases (in years)	0.41 years	1.41 years
Average discount rate – operating lease	10%	10%

Schedule of balance sheet information related to lease
	At December 31, 2025	At December 31, 2024
Operating leases
Remaining right-of-use assets	$14,574	$47,096

Short-term operating lease liabilities	$15,157	$33,331
Long-term operating lease liabilities	$-	$15,158
Total operating lease liabilities	$15,157	$48,489

Schedule of maturity of operating lease liabilities
Year Ending	Operating Leases
2026	$15,410
Total lease payments	15,410
Less: Imputed interest/present value discount	(253)
Present value of lease liabilities	$15,157